Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 27.9%
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class D,
4.01%, 07/18/2024	$ 3,000,000	$ 3,000,685
Series 2020-2, Class D,
2.13%, 03/18/2026	1,360,000	1,311,231
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	1,425,000	1,417,150
Series 2020-1A, Class B,
2.68%, 08/20/2026 (A)	520,000	487,763
CLI Funding VIII LLC
Series 2021-1A, Class A,
1.64%, 02/18/2046 (A)	1,436,153	1,280,628
CNH Equipment Trust
Series 2019-C, Class B,
2.35%, 04/15/2027	1,730,000	1,689,691
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II,
4.47%, 10/25/2045 (A)	1,225,250	1,214,839
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (A)	770,000	753,664
Evergreen Credit Card Trust
Series 2019-2, Class B,
2.27%, 09/15/2024 (A)	625,000	623,490
FirstKey Homes Trust
Series 2020-SFR2, Class D,
1.97%, 10/19/2037 (A)	2,000,000	1,839,605
Ford Credit Auto Lease Trust
Series 2021-A, Class C,
0.78%, 09/15/2025	1,725,000	1,676,757
Ford Credit Auto Owner Trust
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	1,500,000	1,496,614
Series 2019-C, Class B,
2.13%, 05/15/2025	2,130,000	2,089,782
Series 2020-1, Class C,
2.54%, 08/15/2031 (A)	1,135,000	1,068,487
Series 2022-A, Class C,
2.14%, 07/15/2029	1,625,000	1,527,609
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B,
1.03%, 08/15/2025 (A)	715,000	691,277
Series 2020-2, Class C,
1.31%, 10/15/2025 (A)	1,860,000	1,786,817
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	327,744	324,265
HPEFS Equipment Trust
Series 2022-1A, Class C,
1.96%, 05/21/2029 (A)	1,100,000	1,043,415
Hyundai Auto Receivables Trust
Series 2021-A, Class C,
1.33%, 11/15/2027	1,350,000	1,247,552
Master Credit Card Trust II
Series 2018-1A, Class C,
3.74%, 07/21/2024 (A)	675,000	672,175
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	583,885	554,544
MVW Owner Trust
Series 2016-1A, Class A,
2.25%, 12/20/2033 (A)	96,525	96,115

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust (continued)
Series 2017-1A, Class A,
2.42%, 12/20/2034 (A)	$ 220,199	$ 216,185
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	900,000	848,110
Progress Residential Trust
Series 2019-SFR3, Class D,
2.87%, 09/17/2036 (A)	1,000,000	974,473
Series 2020-SFR3, Class D,
1.90%, 10/17/2027 (A)	1,355,000	1,257,238
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A,
3.50%, 06/20/2035 (A)	188,361	186,330
Synchrony Credit Card Master Note Trust
Series 2017-2, Class C,
3.01%, 10/15/2025	640,000	638,142
Verizon Master Trust
Series 2021-1, Class C,
0.89%, 05/20/2027	950,000	890,752
Series 2022-1, Class C,
1.39%, 01/20/2027	1,250,000	1,213,721
Verizon Owner Trust
Series 2020-A, Class C,
2.06%, 07/22/2024	450,000	444,326
Series 2020-B, Class C,
0.83%, 02/20/2025	1,000,000	956,564
Volvo Financial Equipment LLC
Series 2019-1A, Class B,
3.26%, 01/16/2024 (A)	660,000	659,809
Series 2019-2A, Class B,
2.28%, 11/15/2024 (A)	930,000	914,308
World Omni Auto Receivables Trust
Series 2019-B, Class B,
2.86%, 06/16/2025	625,000	621,630
World Omni Select Auto Trust
Series 2021-A, Class C,
1.09%, 11/15/2027	1,515,000	1,408,816

Total Asset-Backed Securities (Cost $40,779,495)		39,124,559

CORPORATE DEBT SECURITIES - 51.4%
Airlines - 1.0%
United Airlines Pass-Through Trust
4.63%, 03/03/2024	1,390,824	1,389,689

Banks - 14.5%
Bank of America Corp.
Fixed until 02/13/2025, 2.02% (B), 02/13/2026	2,485,000	2,352,348
Bank of Montreal
2.65%, 03/08/2027 (C)	1,220,000	1,155,489
Barclays PLC
3-Month LIBOR + 1.38%, 2.79% (B), 05/16/2024	2,000,000	1,991,465
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	1,600,000	1,494,572
DNB Bank ASA
Fixed until 03/28/2024, 2.97% (B), 03/28/2025 (A)	1,140,000	1,117,029
HSBC Holdings PLC
Fixed until 03/10/2025, 3.00% (B), 03/10/2026	1,320,000	1,270,408

Transamerica Funds	Page 1

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (B), 06/23/2025	$ 1,260,000	$ 1,185,135
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,044,275
Lloyds Banking Group PLC
Fixed until 11/07/2022, 2.91% (B), 11/07/2023	1,545,000	1,538,964
NatWest Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,250,000	1,238,914
PNC Bank NA
2.50%, 08/27/2024	2,170,000	2,127,580
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 2.99% (B), 01/14/2027	1,445,000	1,396,679
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/2023 (A)	1,075,000	1,042,395
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,470,000	1,394,194

		20,349,447

Capital Markets - 5.5%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,555,269
Charles Schwab Corp.
3-Month SOFR + 1.05%, 2.73% (B), 03/03/2027	450,000	443,098
Credit Suisse AG
1.00%, 05/05/2023	1,095,000	1,072,350
Goldman Sachs Group, Inc.
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	3,400,000	3,168,442
Morgan Stanley
Fixed until 02/18/2025, 2.63% (B), 02/18/2026	1,500,000	1,444,804

		7,683,963

Consumer Finance - 3.2%
American Express Co.
3-Month SOFR + 0.65%, 1.83% (B), 11/04/2026	1,210,000	1,170,513
Capital One Financial Corp.
3.50%, 06/15/2023	965,000	965,336
General Motors Financial Co., Inc.
3-Month SOFR + 1.20%, 2.59% (B), 11/17/2023	1,760,000	1,736,494
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023 (A)	635,000	611,242

		4,483,585

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	1,015,000	942,964
4.50%, 09/15/2023	235,000	234,723

		1,177,687

Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3-Month LIBOR + 1.18%, 2.90% (B), 06/12/2024	1,770,000	1,764,866

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 4.0%
Berkshire Hathaway Energy Co.
4.05%, 04/15/2025	$ 1,040,000	$ 1,062,704
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	973,368
Edison International
4.95%, 04/15/2025	1,526,000	1,547,011
Entergy Louisiana LLC
0.95%, 10/01/2024	810,000	767,600
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	1,250,000	1,230,694

		5,581,377

Energy Equipment & Services - 1.2%
Halliburton Co.
3.50%, 08/01/2023	1,690,000	1,685,274

Equity Real Estate Investment Trusts - 4.9%
American Tower Corp.
2.40%, 03/15/2025	965,000	924,909
Kimco Realty Corp.
4.45%, 01/15/2024	850,000	853,873
Office Properties Income Trust
4.50%, 02/01/2025	950,000	893,409
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,416,390
Ventas Realty LP
3.50%, 02/01/2025	805,000	792,642
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 (A)	1,340,000	1,294,718
Welltower, Inc.
3.63%, 03/15/2024	650,000	648,841

		6,824,782

Food & Staples Retailing - 0.8%
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	1,225,000	1,170,904

Food Products - 0.8%
Mondelez International, Inc.
2.13%, 03/17/2024	1,120,000	1,098,081

Gas Utilities - 0.5%
Atmos Energy Corp.
0.63%, 03/09/2023	705,000	693,482

Health Care Providers & Services - 0.2%
Cigna Corp.
3.50%, 06/15/2024	250,000	250,741

IT Services - 0.9%
Fiserv, Inc.
3.20%, 07/01/2026	1,255,000	1,221,001

Life Sciences Tools & Services - 1.0%
Illumina, Inc.
0.55%, 03/23/2023	995,000	972,792
Thermo Fisher Scientific, Inc.
3-Month SOFR + 0.53%, 2.70% (B), 10/18/2024	515,000	505,907

		1,478,699

Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	1,223,000	1,240,531

Transamerica Funds	Page 2

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 2.2%
Dominion Energy, Inc.
3-Month LIBOR + 0.53%, 2.36% (B), 09/15/2023	$ 1,775,000	$ 1,765,406
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,321,663

		3,087,069

Oil, Gas & Consumable Fuels - 2.1%
Energy Transfer LP
4.75%, 01/15/2026	1,565,000	1,574,845
Phillips 66
3.70%, 04/06/2023	440,000	441,028
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	986,809

		3,002,682

Pharmaceuticals - 1.1%
AstraZeneca PLC
3-Month LIBOR + 0.67%, 2.11% (B), 08/17/2023	1,562,000	1,562,034

Road & Rail - 2.1%
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,492,486
NTT Finance Corp.
0.58%, 03/01/2024 (A)	460,000	438,895
1.16%, 04/03/2026 (A)	1,075,000	983,169

		2,914,550

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
7.50%, 08/15/2022	1,691,000	1,700,808

Software - 1.3%
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,114,053
VMware, Inc.
0.60%, 08/15/2023	765,000	740,724

		1,854,777

Total Corporate Debt Securities (Cost $75,243,153)		72,216,029

MORTGAGE-BACKED SECURITIES - 12.8%
BX Commercial Mortgage Trust
Series 2019-XL, Class F,
1-Month LIBOR + 2.00%, 4.00% (B), 10/15/2036 (A)	1,555,500	1,500,706
Series 2021-SOAR, Class D,
1-Month LIBOR + 1.40%, 3.40% (B), 06/15/2038 (A)	1,716,993	1,613,590
Series 2021-VOLT, Class C,
1-Month LIBOR + 1.10%, 3.10% (B), 09/15/2036 (A)	700,000	654,254
BX Trust
Series 2021-LGCY, Class D,
1-Month LIBOR + 1.30%, 3.30% (B), 10/15/2023 (A)	1,700,000	1,575,284
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month LIBOR + 1.65%, 3.65% (B), 11/15/2036 (A)	2,210,000	2,143,277

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHC Commercial Mortgage Trust
Series 2019-CHC, Class D,
1-Month LIBOR + 2.05%, 4.05% (B), 06/15/2034 (A)	$ 1,756,735	$ 1,662,001
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class B,
4.38%, 01/10/2036 (A)	1,600,000	1,579,964
Cold Storage Trust
Series 2020-ICE5, Class D,
1-Month LIBOR + 2.10%, 4.10% (B), 11/15/2037 (A)	1,474,486	1,431,779
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D,
1-Month LIBOR + 1.60%, 3.60% (B), 05/15/2036 (A)	1,810,000	1,766,568
DBGS Mortgage Trust
Series 2018-BIOD, Class E,
1-Month LIBOR + 1.70%, 3.57% (B), 05/15/2035 (A)	822,386	799,613
Extended Stay America Trust
Series 2021-ESH, Class C,
1-Month LIBOR + 1.70%, 3.70% (B), 07/15/2038 (A)	447,247	433,750
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D,
1-Month LIBOR + 1.40%, 3.40% (B), 11/15/2034 (A)	1,305,000	1,291,807
STWD Trust
Series 2021-FLWR, Class D,
1-Month LIBOR + 1.38%, 3.37% (B), 07/15/2036 (A)	1,700,000	1,589,095

Total Mortgage-Backed Securities (Cost $18,884,034)		18,041,688

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.04%, 2.88% (B), 06/01/2033	303,877	310,129
4.50%, 09/01/2026	90,799	93,534
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Interest Only STRIPS
0.51% (B), 08/25/2031	17,697,683	675,538
0.72% (B), 12/25/2030	4,791,203	231,934
0.93% (B), 09/25/2030	19,920,968	1,200,864
1.04% (B), 06/25/2031	7,594,221	558,095
1.31% (B), 07/25/2026	20,561,267	818,184
Federal National Mortgage Association, Interest Only STRIPS
0.02% (B), 11/25/2022	12,393,220	58
Seasoned Loans Structured Transaction Trust
Series 2018-1, Class A1,
3.50%, 06/25/2028	548,560	548,241

Total U.S. Government Agency Obligations (Cost $4,743,639)		4,436,577

Transamerica Funds	Page 3

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 4.1%
U.S. Treasury - 4.1%
U.S. Treasury Note
2.75%, 05/15/2025	$ 5,830,000	$ 5,813,148

Total U.S. Government Obligation (Cost $5,805,192)		5,813,148

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (D)	239,488	239,488

Total Other Investment Company (Cost $239,488)		239,488

Total Investments (Cost $145,695,001)		139,871,489
Net Other Assets (Liabilities) - 0.4%		606,817

Net Assets - 100.0%		$ 140,478,306

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$39,124,559	$—	$39,124,559
Corporate Debt Securities	—	72,216,029	—	72,216,029
Mortgage-Backed Securities	—	18,041,688	—	18,041,688
U.S. Government Agency Obligations	—	4,436,577	—	4,436,577
U.S. Government Obligation	—	5,813,148	—	5,813,148
Other Investment Company	239,488	—	—	239,488

Total Investments	$239,488	$139,632,001	$—	$139,871,489

Transamerica Funds	Page 4

Transamerica High Quality Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $46,601,913, representing 33.2% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the security is on loan. The value of the security on loan is $234,587, collateralized by cash collateral of $239,488. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(D)	Rate disclosed reflects the yield at July 31, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Transamerica Funds	Page 5

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Quality Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 6

Transamerica High Quality Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7